Account Receivables	6 Months Ended
Jun. 30, 2025
Account Receivables [Abstract]
ACCOUNT RECEIVABLES
4.	ACCOUNT RECEIVABLES

Details of account receivables are as follows:

	As of December 31, 2024	As of June 30, 2025
	US$	US$
Account receivables	717,644	1,359,747
Less: allowance for credit losses	—	—
	717,644	1,359,747

As of 31 December 2024, the related party receivable balance of US$68,400 is included within account receivables as the amount is expected to be collected in cash in the normal course of business.

The Company’s credit period with customers is generally 60 days. The Company reviews its account receivable balances regularly to minimize credit risk. Balances are reviewed regularly by senior management. The Company does not hold any collateral or other credit enhancements over its trade receivable balances. Account receivables are non-interest bearing.

In applying ASC 326, the Company concluded that no material expected credit loss was required as of December 31, 2024 and June 30, 2025, based on forward-looking scenarios and customer credit assessments.